SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

On July 29, 2021, the Company entered into a Loan and Security Agreement (the “Loan Agreement”), by and between the Company, as borrower, the subsidiaries of the Company party thereto as co-borrowers, the lenders party thereto (the “Lenders”) and Oxford Finance Luxembourg S.À R.L, as collateral agent for the Lenders (the “Collateral Agent”). The Loan Agreement provides for a term loan facility maturing on July 1, 2026 in an aggregate principal amount of up to $30.0 million. $12.5 million of such term loan was available and borrowed on the closing date. $7.5 million of such term loan is available upon the achievement of certain milestones. The remaining $10 million of such term loan is uncommitted and available at the discretion of the Lenders. The proceeds of the term loans may be used for general corporate purposes.

The term loans accrue interest at a per annum rate equal to the sum of (i) the greater of (A) the 30 day U.S. Dollar LIBOR reported in The Wall Street Journal on the last business day of the month that immediately precedes the month in which the interest will accrue and (B) 0.10% and (ii) 8.15%. From the closing date through July 31, 2021, the interest rate was set at 8.25%. The term loans are interest only through September 1, 2023 or, subject to the achievement of certain milestones, September 1, 2024.

The Company will be required to make a final payment fee of 6.00% or, if the interest only period is extended following the achievement of certain milestones, 6.50%, of the amount of the term loan drawn. The final payment fee is payable on the earlier of (i) the prepayment of the term loan, (ii) the acceleration of the term loan, or (iii) the maturity date. At the Company’s option, the Company may elect to prepay the loans subject to a prepayment fee equal to the following percentage of the principal amount being prepaid: 3% if a term loan is prepaid during the first 12 months following the date of borrowing, 2% if a term loan is prepaid after 12 months but prior to 24 months following the date of borrowing, and 1% if a term loan is prepaid any time after 24 months following the borrowing date but prior to the maturity date.

The Company’s obligations under the Loan Agreement are secured by substantially all of the assets of the Company and certain of its subsidiaries formed in Scotland, Ireland and the State of Delaware, United States.

The Loan Agreement contains customary affirmative and negative covenants, including covenants limiting the ability of the Company and its subsidiaries to, among other things, incur debt, grant liens, make acquisitions, undertake changes in control, make investments, make certain dividends or distributions, repurchase stock, dispose of assets, and enter into transactions with affiliates, in each case, subject to limitations and exceptions set forth in the Loan Agreement. Subject to the satisfaction of certain equity raise conditions, the Company is also required to maintain compliance with a minimum liquidity covenant.

The Loan Agreement also contains customary events of default that include, among other things, certain payment defaults, covenant defaults, a material adverse change default, insolvency and bankruptcy defaults, cross defaults to other agreements, inaccuracy of representations and warranties defaults, a delisting default and government approvals defaults. If an event of default exists, the Lender may require immediate payment of all obligations under the Loan Agreement and may exercise certain other rights and remedies provided for under the Loan Agreement, the other loan documents and applicable law. Under certain circumstances, a default interest rate will apply on all obligations during the existence of an event of default under the Loan Agreement at a per annum rate equal to 5.00% above the applicable interest rate.

In addition, in connection with the Loan Agreement, the Company issued the Lenders warrants to purchase 212,568 of the Company’s ordinary shares at an exercise price of $1.18 per share (the “Initial Warrants”). The Initial Warrants will be exercisable for 5 years from the date of issuance. Additionally, on the closing date, pursuant to the terms of a letter agreement among the Company, the Collateral Agent and the Lenders, the Company agreed to issue to the Lenders, on each date the Company draws additional term loans and in accordance with each Lender’s pro rata share of such additional term loans, one or more warrants (the “Additional Warrants”) to purchase an aggregate number of the Company’s ordinary shares that is equal to 2.00% of the aggregate amount of such additional term loans funded. The Additional Warrants will have a per share price equal to the lower of (i) the closing price for an ordinary share of the Company on the last trading day prior to the funding date of such term loan or (ii) the trailing 10-day average closing price of an ordinary share of the Company for the ten trading days immediately prior to the funding date of the additional term loan. The Additional Warrants will otherwise have terms that are substantially similar to the Initial Warrants, including being exercisable for a term of 5 years.

NOTE 14 – SUBSEQUENT EVENTS

Merger with Longevity Acquisition Corporation

On March 18, 2021 (the “Closing Date”), the transaction (the “Closing”) contemplated by the previously announced Merger Agreement and BVI Plan of Merger (the “Merger”), dated as of October 21, 2020 (as amended, the “Merger Agreement”), by and among Longevity Acquisition Company (“Longevity”), the Company, and Dolphin Merger Sub Limited, a British Virgin Islands company and a wholly-owned subsidiary of the Company (the “Merger Sub”), and the other parties named therein, was approved by the shareholders’ of both Company and 4D Pharma and the transaction was completed on March 22, 2021. The Merger Sub is the surviving entity. As a result of the Merger, each Longevity share issued and outstanding immediately prior to the completion of the Merger was converted into the right to receive 7.5315 common shares of the Company payable in 4D Pharma American Depository Shares (“ADS”) at a rate equal to one 4D Pharma ADS for every eight shares of the Company. The Company issued no fractional shares or 4D Pharma ADSs in the Merger. Each warrant to purchase Longevity Shares and right to receive Longevity Shares that was outstanding immediately prior to the Closing was assumed by the Company and automatically converted into a warrant to purchase the Company’s common shares and a right to receive the Company’s common shares, payable in 4D Pharma ADSs, respectively.

In connection with the Closing, certain holders of Longevity common shares exercised their right to redeem those shares in accordance with Longevity’s organizational documents, as amended, for cash at a price of approximately $11 per common share, for an aggregate of approximately $3,000. Accordingly, pursuant to a Backstop Agreement previously entered into between Longevity, the Company, Longevity’s sponsor (Whale Capital Management the “Sponsor”) and certain current Company shareholders and new investors (such current Company shareholders and new investors, collectively, the “Buyers”). The Buyers provided financial backing of approximately $14.7 million to Longevity immediately prior to the Closing, to cover against redemptions by Longevity Shareholders. In view of the de minimis redemptions, the backstop was not called upon. The consideration paid to the Buyers pursuant to the Backstop Agreements consisted of 700,000 newly issued Ordinary Longevity Shares, the transfer by Longevity’s sponsor of 200,000 outstanding Longevity Shares, the grant of an option to acquire up to an additional 400,000 outstanding Longevity Shares from the Sponsor ,and the Company’s commitment to grant to the Buyers, following the closing of the Merger, warrants to acquire up to 1,000,000 Longevity shares (equivalent to 7,530,000 common shares of the Company) for 0.25 pence ($0.35) per common share. In connection with the Closing, and pursuant to the Merger Agreement, (a) an aggregate of 28,298,192 common shares of the Company were issued to Longevity shareholders and the Buyers, (b) the Company assumed Longevity warrants to acquire and rights to receive an aggregate of 16,268,040 common shares of the Company, and (c) 2,750,000 common shares of the Company were issued to a bank as an advisor fee.

At the Closing, the Company entered into a Lock-up Agreement with the Sponsor and certain shareholders of Company. Pursuant to the Lock-Up Agreement, each holder agreed that, subject to certain exceptions, during the period ending twelve months after the Closing, it will not (i) lend, offer, pledge, hypothecate, encumber, donate, assign, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, or otherwise transfer or dispose of, directly or indirectly, any shares received as consideration in the Merger (the “Restricted Securities”), (ii) enter into any swap, short sale, hedge or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of the Restricted Securities, or (iii) publicly disclose the intention to effect any transaction specified in clause (i) or (ii), or (iv) make any demand for or exercise any right with respect to the registration of any Longevity Shares.

Management of 4D Pharma has concluded the Merger is a recapitalization through an asset acquisition and not a business combination as Longevity does not meet the definition of a business pursuant to ASC 805. According to the guidance in ASC 805, the Company obtained control as: (i) it owns 100% of the issued and outstanding shares of Longevity; (ii) Longevity merged with and into a wholly-owned subsidiary of the Company, the separate existence of Longevity ceased, and the wholly-owned subsidiary of the Company will be the surviving company; and (iii) the Company’s board of directors and officers are the initial board of directors and officers of the Company following the Closing. The Company was the accounting acquirer and issued equity in exchange for the net assets of Longevity with no goodwill or intangible assets recorded in the Merger. At Closing, Longevity had approximately $14.8 million of gross cash in hand, $11.6 million net of costs and payment of liabilities, which has been transferred to the Company.

NASDAQ Listing

On March 22, 2021, with the completion of the Longevity transaction, the Company completed its NASDAQ Global Market listing using ADSs under the ticker ‘LBPS’. The Company’s common shares can be converted at any time to ADSs at a ratio of eight common shares for one ADS. J.P Morgan Chase bank, N.A. is acting as depositary bank for the ADSs and the Company’s common shares will continue to be admitted to trading on AIM under the ticker ‘DDDD’.

Private Placement Financing

On March 17, 2021, the Company announced that it had entered into securities purchase agreements with certain US and UK institutional and accredited investors raised approximately £18.0 million ($25.0 million) in gross proceeds (£16.87 million ($23.5 million) net of fees) through the sale of 16,367,332 common shares at a price of £1.10 ($1.53) per share including a late subscription from Merck Sharp & Dohme.

Overdraft Facility

In March 2021, the Company’s subsidiary in Spain, received a €1.0 million (£0.86 million or $1.2 million) overdraft facility supported by the Spanish government as part of its COVID-19 relief package. The overdraft is unsecured, incurs annual interest at a rate of 2.35% and is repayable in full at the end of three years.